CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Adjustments for:
Depreciation of owned property and equipment	¥ 42,989	¥ 40,321	¥ 37,781
Depreciation of right-of-use assets	27,778	24,675	0
Gain on derecognition of a lease contract		(39)
Interest income	(42,834)
Cash flows from financing activities
Loans borrowed from a related party	4,000	13,000	9,000
Cash and cash equivalents at beginning of the year	516,446
Cash and cash equivalents at the end of the year	279,420	516,446
Aggregate continuing and discontinued operations [member]
Cash flows from operating activities
Net profit for the year	238,773	370,004	312,592
Adjustments for:
Impairment loss on property and equipment	174,026
Impairment loss on intangible assets and goodwill	78,233
Depreciation of owned property and equipment	133,420	136,693	133,316
Depreciation of right-of-use assets	33,649	30,485	0
Gain on derecognition of a lease contract		(39)
Gain on lease modification	(82)
Loss on the disposal of property and equipment	515	693	342
Amortization of intangible assets	2,659	2,694	1,494
Net foreign exchange gain	(397)	(287)	(465)
Interest income	(42,834)	(24,870)	(24,489)
Interest expenses	1,584	4,803	208
Income tax expenses	166,969	121,924	108,713
Adjustments for Cash flows from operating activities	786,515	642,100	531,711
Changes in operating assets and liabilities, net of effect of acquisitions and disposals:
Other current assets and contract costs	(9,437)	2,033	(8,933)
Trade and other payables due to third parties	111,180	48,854	99,642
Other payables due to related parties	11,386	8,503	(3,080)
Contract liabilities	145,859	(121,524)	204,139
Cash generated from operating activities	1,045,503	579,966	823,479
Income tax paid	(152,111)	(135,596)	(111,317)
Net cash generated from operating activities	893,392	444,370	712,162
Cash flows from investing activities
Interest received	17,990	25,308	20,592
Proceeds from sale of property and equipment		737
Purchase of property and equipment	(120,160)	(128,263)	(99,810)
Purchase of intangible assets	(366)	(935)	(1,743)
Purchase of right-of-use assets		(524,996)
Payments of restricted bank deposits	(1,000)		(1,613)
Collection of restricted bank deposits		1,289
Term deposits placed with a related party finance entity	(4,180,615)	(3,816,762)	(4,709,697)
Maturity of term deposits placed with a related party finance entity	3,233,296	4,282,255	3,526,603
Repayment of loans from a related party	21,649	11,850	12,412
Acquisition of an affiliated entity, net of cash acquired	0	0	(627)
Net cash used in investing activities	(1,029,206)	(149,517)	(1,253,883)
Cash flows from financing activities
Loans borrowed from a related party	4,000	13,000	9,000
Repayment of loans to related parties	(41,981)	(34,079)	(4,000)
Repayment of interest on loans to a related party	(853)
Acquisition of affiliated entities under common control	(56,866)
Capital contributions		2,450	1,139
Payments to a non-controlling shareholder upon the liquidation of Subsidiaries		(3,713)
Capital element of lease rentals paid	(3,829)	(2,721)
Interest element of lease rentals paid	(944)	(4,174)
Dividends paid to a non-controlling shareholder of subsidiaries		(21,145)	(7,482)
Net cash used in financing activities	(100,473)	(50,382)	(1,343)
Net (decrease)/increase in cash and cash equivalents	(236,287)	244,471	(543,064)
Cash and cash equivalents at beginning of the year	516,446	271,538	815,306
Effect of movements in exchange rates on cash and cash equivalents	(739)	437	(704)
Cash and cash equivalents at the end of the year	279,420	516,446	271,538
Non-cash transaction:
Deemed capital contribution for awards paid to the Group's teachers by the controlling shareholder			15,000
Payables for purchase of property and equipment	¥ 47,600	¥ 53,803	¥ 21,930